SEGMENT INFORMATION - Schedule of Segment Reporting (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenue before effect from restatement in constant currency	$ 233,339,441	$ 109,243,372	$ 194,154,199
Effect from restatement in constant currency	188,821,376	342,710,682	252,717,408
Revenue	422,160,817	451,954,054	446,871,607
Cost of sales before effect from restatement in constant currency	143,313,417	69,225,404	120,521,301
Effect from restatement in constant currency	172,940,159	260,679,690	185,109,208
Cost of sales	316,253,576	329,905,094	305,630,509
Effect from restatement in constant currency	18,259,108	23,019,590	21,739,832
Selling, administrative and other expenses	37,747,647	28,416,432	37,119,623
Effect from restatement in constant currency	28,320,788	38,211,532	30,710,894
Depreciation and amortization	32,191,480	41,348,599	36,149,158
Effect from restatement in constant currency	(2,377,891)	59,011,402	45,868,368
Revenues less cost of sales, selling and administrative expenses, and other gains and losses	68,159,594	93,632,528	104,121,475
Tax on debits and credits to bank accounts	(4,676,516)	(4,531,752)	(4,503,693)
Impairment of property, plant and equipment	0	0	(927,176)
Financial results, net	(46,064,825)	(54,836,592)	257,699
Income tax included in the statement of other comprehensive income	(7,737,730)	(28,637,429)	(60,464,798)
NET PROFIT FOR THE YEAR	9,680,523	5,626,755	38,483,507
Cement
Disclosure of operating segments [line items]
Impairment of property, plant and equipment	0	0	(927,176)
Operating segments
Disclosure of operating segments [line items]
Selling, administrative and other expenses before effect from restatement in constant currency	19,488,539	5,396,842	15,379,791
Depreciation and amortisation expense before effect from restatement in constant currency	3,870,692	3,137,067	5,438,264
Revenues less cost of sales, selling and administrative expenses, and other gains and losses before effect from restatement in constant currency	70,537,485	34,621,126	58,253,107
Operating segments | Cement, masonry cement and lime
Disclosure of operating segments [line items]
Revenue before effect from restatement in constant currency	205,007,364	96,498,837	173,743,274
Cost of sales before effect from restatement in constant currency	118,763,699	58,125,212	101,210,427
Selling, administrative and other expenses before effect from restatement in constant currency	17,259,548	4,345,407	13,069,959
Depreciation and amortisation expense before effect from restatement in constant currency	3,097,258	2,411,444	4,162,150
Revenues less cost of sales, selling and administrative expenses, and other gains and losses before effect from restatement in constant currency	68,984,117	34,028,218	59,462,888
Operating segments | Concrete
Disclosure of operating segments [line items]
Revenue before effect from restatement in constant currency	21,866,051	9,389,682	13,901,377
Cost of sales before effect from restatement in constant currency	20,728,478	8,924,833	14,195,542
Selling, administrative and other expenses before effect from restatement in constant currency	681,148	337,403	165,426
Depreciation and amortisation expense before effect from restatement in constant currency	104,245	57,140	205,878
Revenues less cost of sales, selling and administrative expenses, and other gains and losses before effect from restatement in constant currency	456,425	127,446	(459,591)
Operating segments | Rail services
Disclosure of operating segments [line items]
Revenue before effect from restatement in constant currency	18,450,706	8,720,472	15,813,685
Cost of sales before effect from restatement in constant currency	17,254,059	8,308,344	14,989,065
Selling, administrative and other expenses before effect from restatement in constant currency	1,021,921	469,408	1,693,896
Depreciation and amortisation expense before effect from restatement in constant currency	546,760	607,668	950,170
Revenues less cost of sales, selling and administrative expenses, and other gains and losses before effect from restatement in constant currency	174,726	(57,280)	(869,276)
Operating segments | Aggregates
Disclosure of operating segments [line items]
Revenue before effect from restatement in constant currency	7,071,371	2,775,092	2,989,635
Cost of sales before effect from restatement in constant currency	6,081,288	2,282,557	2,866,884
Selling, administrative and other expenses before effect from restatement in constant currency	72,640	33,259	34,672
Depreciation and amortisation expense before effect from restatement in constant currency	117,188	55,837	104,253
Revenues less cost of sales, selling and administrative expenses, and other gains and losses before effect from restatement in constant currency	917,443	459,276	88,079
Operating segments | Others
Disclosure of operating segments [line items]
Revenue before effect from restatement in constant currency	1,354,975	664,332	1,189,017
Cost of sales before effect from restatement in constant currency	896,919	389,501	742,172
Selling, administrative and other expenses before effect from restatement in constant currency	453,282	211,365	415,838
Depreciation and amortisation expense before effect from restatement in constant currency	5,241	4,978	15,813
Revenues less cost of sales, selling and administrative expenses, and other gains and losses before effect from restatement in constant currency	4,774	63,466	31,007
Segment-to-segment deletions
Disclosure of operating segments [line items]
Revenue before effect from restatement in constant currency	(20,411,026)	(8,805,043)	(13,482,789)
Cost of sales before effect from restatement in constant currency	$ (20,411,026)	$ (8,805,043)	$ (13,482,789)